Intangible assets and liabilities	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets and liabilities

NOTE 8 – INTANGIBLE ASSETS AND LIABILITIES

Intangible assets as of December 31, 2021 and December 31, 2020 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2018	$83,716	$(79,384)	$4,332
Additions/ (Amortization)	—	(1,166)	(1,166)
Favorable lease terms December 31, 2019	$83,716	$(80,550)	$3,166
Additions/ (Amortization)	—	(1,166)	(1,166)
Favorable lease terms December 31, 2020	$83,716	$(81,716)	$2,000
Additions/ (Amortization)	112,138	(13,716)	98,422
Favorable lease terms December 31, 2021	$195,854	$(95,432)	$100,422

Amortization expense of favorable lease terms for each of the years ended December 31, 2021, 2020 and 2019 is presented in the following table:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
Favorable lease terms	$(13,716)	$(1,166)	$(1,166)
Total	$(13,716)	$(1,166)	$(1,166)

The aggregate amortization of the intangibles for the years ending December 31, is estimated to be as follows:

Year	Amount
2022	$21,836
2023	18,156
2024	18,120
2025	14,251
2026 and thereafter	28,059
Total	$100,422

Intangible assets subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. The weighted average useful lives are 6.1 years for the remaining favorable lease terms, at inception.

Intangible liabilities as of December 31, 2021 and December 31, 2020 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Unfavorable lease terms December 31, 2020	$—	$—	$—
Additions/ (Amortization)	231,019	(108,538)	122,481
Unfavorable lease terms December 31, 2021	$231,019	$(108,538)	$122,481

Amortization income of unfavorable lease terms for each of the years ended December 31, 2021, 2020 and 2019 is presented in the following table:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
Unfavorable lease terms	$108,538	$—	$—
Total	$108,538	$—	$—

The aggregate amortization of the intangible liabilities for the 12-month periods ending December 31 is estimated to be as follows:

Year	Amount
2022	$68,142
2023	25,889
2024	13,184
2025	11,680
2026 and thereafter	3,586
Total	$122,481

Intangible liabilities subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. The weighted average useful lives are 2.7 years for the remaining unfavorable lease terms.